Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Cash and Cash Equivalents in the Statement of Cash Flows

	2019 $m	2018 $m
Cash at bank and in hand	160	202

Short-term deposits	—	158
Money market funds	35	76
Repurchase agreements	—	268
Cash and cash equivalents as recorded in the Group statement of financial position	195	704
Bank overdrafts (note 22 )	(87)	(104)
Cash and cash equivalents as recorded in the Group statement of cash flows	108	600